FEDERATED ADJUSTABLE RATE SECURITIES FUND
Federated Adjustable Rate Securities Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income consistent with minimal volatility of principal.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) or Service Shares (SS) of the Fund. If you purchase the Fund's Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FEDERATED ADJUSTABLE RATE SECURITIES FUND	IS [1]	SS [2]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none
[1]	The Fund's Institutional Shares (IS) are a new class of Shares effective as of the close of business on August 2, 2019.
[2]	Effective at the close of business on August 2, 2019, the Fund's former Institutional Shares were re-designated as the "new" Service Shares (SS) and the Fund's former Service Shares were converted into the newly re-designated Service Shares (SS).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FEDERATED ADJUSTABLE RATE SECURITIES FUND		IS	[1]	SS [3]
Management Fee	[2]	0.30%		0.30%
Distribution (12b-1) Fee		none		none
Other Expenses		0.35%	[4]	0.60%
Total Annual Fund Operating Expenses	[2]	0.65%		0.90%
Fee Waivers and/or Expense Reimbursements	[2],[5]	(0.34%)		(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.31%		0.56%
[1]	The Fund's Institutional Shares (IS) are a new class of Shares effective as of the close of business on August 2, 2019.
[2]	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee of the Fund.
[3]	Effective at the close of business on August 2, 2019, the Fund's former Institutional Shares were re-designated as the "new" Service Shares (SS) and the Fund's former Service Shares were converted into the newly re-designated Service Shares (SS).
[4]	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fee is currently anticipated to be incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the "Trustees").
[5]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective as of the close of business August 2, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) November 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - FEDERATED ADJUSTABLE RATE SECURITIES FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
IS	66	208	362	810
SS	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund is intended to provide investment income from securities paying interest at rates that increase or decrease in response to changes in market interest rates. The Fund's overall strategy is, therefore, to invest in a portfolio of adjustable-rate securities, including adjustable-rate, mortgage-backed securities (ARMs) and floating-rate, collateralized mortgage obligations (CMOs) issued or guaranteed by U.S. government agencies and government sponsored enterprises (GSEs). As a fundamental investment policy, the Fund invests at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities consisting primarily of adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may also invest in ARMs and floating-rate CMOs that are not issued or guaranteed by a GSE but that are rated by a nationally recognized statistical rating organization (NRSRO) in one of its two highest categories. Under normal circumstances, the Fund may also invest up to 20% of its assets in fixed-rate, mortgage-backed securities and other fixed-rate securities. The Fund's investment strategy will depend primarily on the types of ARMs and CMOs available in the market and may include mortgage-backed securities involving residential and commercial properties.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

The Fund invests in overnight repurchase agreements in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable rate securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate securities. For purposes of this limitation, an adjustable rate security includes any fixed-income security that requires periodic changes in its interest rate based upon changes in a recognized index interest rate or another method of determining prevailing interest rates.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. Should interest rates move in such a manner that the available market mortgage rate significantly exceeds the borrower's loan rate, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities.
  Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risk. The non-government, mortgage-backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The total returns shown below are for the Fund's newly re-designated Service Shares (SS), formerly the Fund's Institutional Shares. The Fund's new class of Institutional Shares (IS) is expected to commence operations on or about August 5, 2019. The total returns for the IS class would be substantially similar to the annual returns for the SS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of the IS class will be lower than those of the SS class and, therefore, the financial performance of the two share classes may differ accordingly.

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's newly re-designated SS class (formerly, the Fund's Institutional Shares) total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Adjustable Rate Securities Fund - SS Class

The Fund's SS class total return for the six-month period from January 1, 2019 to June 30, 2019, was 1.48%.

Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.42% (quarter ended March 31, 2009). Its lowest quarterly return was (0.48)% (quarter ended December 31, 2015).
Average Annual Total Return Table
The Fund's new IS class is anticipated to commence operations on or about August 5, 2019. For the periods prior to commencement of operations of the Fund's IS class, the performance information shown below is for the Fund's newly re-designated SS class, formerly the Fund's Institutional Shares. The performance of the Fund's new IS class has not been adjusted since the new IS class is expected to have a lower expense ratio than the expense ratio of the newly re-designated SS class.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's SS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for SS class, and after-tax returns for the Fund's IS class will differ from those shown for the SS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2018)
Average Annual Total Returns - FEDERATED ADJUSTABLE RATE SECURITIES FUND		1 Year	5 Years	10 Years
IS		1.66%	0.61%	1.09%
SS		1.66%	0.61%	1.09%
SS | Return After Taxes on Distributions		0.94%	0.24%	0.70%
SS | Return After Taxes on Distributions and Sale of Fund Shares		0.98%	0.30%	0.68%
ICE BofAML 1-Year US Treasury Note Index (reflects no deduction for fees, expenses or taxes)	[1]	1.86%	0.70%	0.62%
[1]	The ICE BofAML 1-Year US Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.